Net Revenue from Sale and Services	12 Months Ended
Dec. 31, 2019
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Net Revenue from Sale and Services
27. Net Revenue from Sale and Services

	2019	2018	2017
Gross revenue from sale	94,296,759	94,693,178	82,121,646
Gross revenue from services	869,084	750,791	728,590
Sales taxes	(4,031,295)	(3,027,597)	(2,237,203)
Discounts and sales returns	(1,494,814)	(1,342,799)	(927,557)
Amortization of contractual assets with customers (see Note 11)	(355,250)	(371,825)	(463,049)
Deferred revenue (see Note 24)	13,491	(3,765)	7,587

Net revenue from sales and services	89,297,975	90,697,983	79,230,014